Annual Fund Operating Expenses	May 01, 2026
AVIP Bond Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.61%
AVIP Bond Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.07%	[1]
Expenses (as a percentage of Assets)	0.76%	[2]
AVIP BlackRock Balanced Allocation Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.57%
AVIP BlackRock Balanced Allocation Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%	[3]
Expenses (as a percentage of Assets)	0.82%	[4]
AVIP BlackRock Advantage International Equity Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.88%
AVIP BlackRock Advantage International Equity Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%	[5]
Expenses (as a percentage of Assets)	1.13%	[6]
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.77%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%	[7]
Expenses (as a percentage of Assets)	1.02%	[8]
AVIP AB Small Cap Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.86%
AVIP AB Small Cap Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%	[9]
Expenses (as a percentage of Assets)	1.11%
AVIP AB Mid Cap Core Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.92%
AVIP AB Mid Cap Core Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%	[10]
Expenses (as a percentage of Assets)	1.17%	[11]
AVIP S&P 500® Index Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.38%
AVIP S&P 500® Index Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%	[12]
Expenses (as a percentage of Assets)	0.63%	[13]
AVIP High Income Bond Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.88%
AVIP High Income Bond Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.15%	[14]
Expenses (as a percentage of Assets)	1.03%	[15]
AVIP BlackRock Advantage Large Cap Value Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.75%
AVIP BlackRock Advantage Large Cap Value Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%	[16]
Expenses (as a percentage of Assets)	1.00%	[17]
AVIP Nasdaq-100® Index Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.44%
AVIP Nasdaq-100® Index Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%	[18]
Expenses (as a percentage of Assets)	0.69%	[19]
AVIP BlackRock Advantage Large Cap Core Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.70%
AVIP BlackRock Advantage Large Cap Core Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%	[20]
Expenses (as a percentage of Assets)	0.95%	[21]
AVIP BlackRock Advantage Small Cap Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.92%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%	[22]
Expenses (as a percentage of Assets)	1.17%	[23]
AVIP S&P MidCap 400® Index Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.41%
AVIP S&P MidCap 400® Index Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%	[24]
Expenses (as a percentage of Assets)	0.66%	[25]
AVIP BlackRock Advantage Large Cap Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.71%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%	[26]
Expenses (as a percentage of Assets)	0.96%	[27]
AVIP Constellation Dynamic Risk Balanced Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.03%	[28]
Expenses (as a percentage of Assets)	0.87%
AVIP Constellation Dynamic Risk Balanced Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%	[29]
Acquired Fund Fees and Expenses	0.03%	[28],[29]
Expenses (as a percentage of Assets)	1.12%	[30]
AVIP Moderately Conservative Model Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%	[31]
Acquired Fund Fees and Expenses	0.55%	[32]
Expenses (as a percentage of Assets)	1.03%
AVIP Balanced Model Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%	[33]
Acquired Fund Fees and Expenses	0.55%	[34]
Expenses (as a percentage of Assets)	0.98%
AVIP Moderate Growth Model Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.55%	[35]
Expenses (as a percentage of Assets)	0.97%
AVIP Growth Model Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.56%	[36]
Expenses (as a percentage of Assets)	1.01%
AVIP Constellation Managed Risk Balanced Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.05%	[37]
Expenses (as a percentage of Assets)	0.64%
AVIP Constellation Managed Risk Moderate Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.05%	[38]
Expenses (as a percentage of Assets)	0.63%
AVIP Constellation Managed Risk Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.06%	[39]
Expenses (as a percentage of Assets)	0.65%
AVIP Intech U.S. Low Volatility Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.62%
AVIP Intech U.S. Low Volatility Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%	[40]
Expenses (as a percentage of Assets)	0.87%	[41]
AVIP Core Plus Bond Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.01%	[42]
Expenses (as a percentage of Assets)	0.59%
AVIP Core Plus Bond Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.07%	[43]
Acquired Fund Fees and Expenses	0.01%	[42]
Expenses (as a percentage of Assets)	0.74%	[44]
AVIP AB Relative Value Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.74%
AVIP AB Relative Value Portfolio | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%	[45]
Expenses (as a percentage of Assets)	0.99%	[46]

[1]	Estimated for fiscal year end December 31, 2025.
[2]	Class II Shares have not yet commenced operations. The expenses shown reflect those of Class I Shares, restated to include the 12b-1 Fee of 0.15% applicable to Class II Shares.
[3]	Estimated for the fiscal year end December 31, 2025.
[4]	Class II Shares have not yet commenced operations. The expenses shown reflect those of Class I Shares, restated to include the 12b-1 Fee of 0.25% applicable to Class II Shares.
[5]	Estimated for the fiscal year end December 31, 2025.
[6]	Class II Shares have not yet commenced operations. The expenses shown reflect those of Class I Shares, restated to include the 12b-1 Fee of 0.25% applicable to Class II Shares.
[7]	Estimated for the fiscal year end December 31, 2025.
[8]	Class II Shares have not yet commenced operations. The expenses shown reflect those of Class I Shares, restated to include the 12b-1 Fee of 0.25% applicable to Class II Shares.
[9]	Estimated for the fiscal year end December 31, 2025.
[10]	Estimated for the fiscal year end December 31, 2025.
[11]	Class II Shares have not yet commenced operations. The expenses shown reflect those of Class I Shares, restated to include the 12b-1 Fee of 0.25% applicable to Class II Shares.
[12]	Estimated for the fiscal year end December 31, 2025.
[13]	Class II Shares have not yet commenced operations. The expenses shown reflect those of Class I Shares, restated to include the 12b-1 Fee of 0.25% applicable to Class II Shares.
[14]	Estimated for the fiscal year end December 31, 2025.
[15]	Class II Shares have not yet commenced operations. The expenses shown reflect those of Class I Shares, restated to include the 12b-1 Fee of 0.15% applicable to Class II Shares.
[16]	Estimated for the fiscal year end December 31, 2025.
[17]	Class II Shares have not yet commenced operations. The expenses shown reflect those of Class I Shares, restated to include the 12b-1 Fee of 0.25% applicable to Class II Shares.
[18]	Estimated for the fiscal year end December 31, 2025.
[19]	Class II Shares have not yet commenced operations. The expenses shown reflect those of Class I Shares, restated to include the 12b-1 Fee of 0.25% applicable to Class II Shares.
[20]	Estimated for the fiscal year end December 31, 2025.
[21]	Class II Shares have not yet commenced operations. The expenses shown reflect those of Class I Shares, restated to include the 12b-1 Fee of 0.25% applicable to Class II Shares.
[22]	Estimated for the fiscal year end December 31, 2025.
[23]	Class II Shares have not yet commenced operations. The expenses shown reflect those of Class I Shares, restated to include the 12b-1 Fee of 0.25% applicable to Class II Shares.
[24]	Estimated for the fiscal year end December 31, 2025.
[25]	Class II Shares have not yet commenced operations. The expenses shown reflect those of Class I Shares, restated to include the 12b-1 Fee of 0.25% applicable to Class II Shares.
[26]	Estimated for the fiscal year end December 31, 2025.
[27]	Class II Shares have not yet commenced operations. The expenses shown reflect those of Class I Shares, restated to include the 12b-1 Fee of 0.25% applicable to Class II Shares.
[28]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[29]	Estimated for the fiscal year end December 31, 2025.
[30]	Class II Shares have not yet commenced operations. The expenses shown reflect those of Class I Shares, restated to include the 12b-1 Fee of 0.25% applicable to Class II Shares.
[31]	“Other Expenses” include expenses incurred by the Portfolio in the normal course of its operations together with recoupment of management fees previously waived or reimbursed to the Portfolio. Such expenses are borne by the Portfolio separately from the management fees paid to the Adviser.
[32]	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies.
[33]	“Other Expenses” include expenses incurred by the Portfolio in the normal course of its operations together with recoupment of management fees previously waived or reimbursed to the Portfolio. Such expenses are borne by the Portfolio separately from the management fees paid to the Adviser.
[34]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[35]	Acquired fund Fees and Expenses are the indirect costs of investing in other investment companies
[36]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[37]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[38]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[39]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[40]	Estimated for the fiscal year end December 31, 2025.
[41]	Class II Shares have not yet commenced operations. The expenses shown reflect those of Class I Shares, restated to include the 12b-1 Fee of 0.25% applicable to Class II Shares.
[42]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[43]	Estimated for the fiscal year end December 31, 2025.
[44]	Class II Shares have not yet commenced operations. The expenses shown reflect those of Class I Shares, restated to include the 12b-1 Fee of 0.15% applicable to Class II Shares.
[45]	Estimated for the fiscal year end December 31, 2025.
[46]	Class II Shares have not yet commenced operations. The expenses shown reflect those of Class I Shares, restated to include the 12b-1 Fee of 0.25% applicable to Class II Shares.